GOODWILL - Acquisitions (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Goodwill
Balance at the beginning of the period		$ 12,532	$ 9,490
Balance at the end of the period		13,670	9,490	$ 12,532
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period		12,532		12,843
Foreign exchange rate changes		1,138		(311)
Balance at the end of the period		13,670		12,532
Goodwill, gross		15,405		14,267
Goodwill, net		1,735		1,735
Goodwill, impairment loss, net of tax	$ 531
COLUMBIA PIPELINE GROUP, INC.
Goodwill
Balance at the beginning of the period		9,708	7,351
Balance at the end of the period		10,588	7,351	9,708
ANR PIPELINE COMPANY
Goodwill
Balance at the beginning of the period		2,570	1,946
Balance at the end of the period		2,803	1,946	2,570
Great Lakes
Goodwill
Balance at the beginning of the period		161	122
Balance at the end of the period		176	122	161
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Goodwill
Balance at the beginning of the period		63	48
Balance at the end of the period		70	48	63
TUSCARORA GAS TRANSMISSION COMPANY
Goodwill
Balance at the beginning of the period		30	23
Balance at the end of the period		$ 33	$ 23	$ 30